Additional Financial Information - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Accounts Receivable Securitization	$ 100.0
Employee Related Liabilities Current And Noncurrent		$ 116.2	$ 102.8
Interest Paid During the Year		196.9	137.7	$ 85.0
Income Taxes Paid During the Year		22.8	14.3	$ 13.9
Pooled Monetization Agreement
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accounts receivable, net		0.0	52.3
Trade Accounts Receivable
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accounts receivable, net		$ 449.2	$ 350.9